Third Quarter Report
May 31, 2023 (Unaudited)
Multi-Manager Small Cap Equity Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.0%
Bandwidth, Inc., Class A(a)	25,162	299,428
Entertainment 0.1%
Playtika Holding Corp.(a)	44,929	450,638
Sphere Entertainment Co.(a)	40,445	965,422
Total		1,416,060
Interactive Media & Services 0.2%
DHI Group, Inc.(a)	17,243	63,109
Outbrain, Inc.(a)	42,234	195,543
QuinStreet, Inc.(a)	52,943	488,135
TrueCar, Inc.(a)	69,974	158,141
Ziff Davis, Inc.(a)	23,890	1,410,466
Total		2,315,394
Media 0.4%
Emerald Holding, Inc.(a)	94,500	333,585
Integral Ad Science Holding Corp.(a)	76,100	1,439,051
Nexstar Media Group, Inc., Class A	16,000	2,414,720
Quotient Technology, Inc.(a)	72,390	195,453
Stagwell, Inc.(a)	186,647	1,157,211
TEGNA, Inc.	16,600	257,134
Total		5,797,154
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	9,988	117,858
United States Cellular Corp.(a)	42,395	606,249
Total		724,107
Total Communication Services		10,552,143
Consumer Discretionary 10.0%
Auto Components 1.4%
Adient PLC(a)	107,675	3,627,571
American Axle & Manufacturing Holdings, Inc.(a)	158,085	1,067,074
Dana, Inc.	205,022	2,638,633
Fox Factory Holding Corp.(a)	79,207	7,043,086
Goodyear Tire & Rubber Co. (The)(a)	133,699	1,835,687
Common Stocks (continued)
Issuer	Shares	Value ($)
LCI Industries	12,697	1,371,784
Stoneridge, Inc.(a)	29,517	482,898
Total		18,066,733
Automobiles 0.1%
Thor Industries, Inc.	10,000	782,700
Winnebago Industries, Inc.	19,997	1,112,633
Total		1,895,333
Broadline Retail 0.2%
1stdibs.com, Inc.(a)	12,559	47,598
Global-e Online Ltd.(a)	58,052	2,079,423
Macy’s, Inc.	83,000	1,127,970
Total		3,254,991
Distributors 0.1%
Funko, Inc., Class A(a)	53,400	651,480
Diversified Consumer Services 0.4%
2U, Inc.(a)	173,601	694,404
Bright Horizons Family Solutions, Inc.(a)	24,448	2,092,749
Graham Holdings Co., Class B	500	282,375
Grand Canyon Education, Inc.(a)	878	91,979
Laureate Education, Inc., Class A	228,867	2,769,291
Total		5,930,798
Hotels, Restaurants & Leisure 2.7%
Bloomin’ Brands, Inc.	25,900	618,751
Bluegreen Vacations Holding Corp.	6,378	182,283
Bowlero Corp.(a)	82,279	942,917
Boyd Gaming Corp.	45,368	2,891,303
Brinker International, Inc.(a)	91,300	3,339,754
Dine Brands Global, Inc.	11,800	705,994
El Pollo Loco Holdings, Inc.	30,200	276,028
International Game Technology PLC	152,000	3,728,560
Jack in the Box, Inc.	4,700	406,832
Life Time Group Holdings, Inc.(a)	120,404	2,288,880
Light & Wonder, Inc.(a)	44,600	2,599,734
Marriott Vacations Worldwide Corp.	12,913	1,591,140
Papa John’s International, Inc.	25,217	1,767,964
Planet Fitness, Inc., Class A(a)	39,295	2,512,522
2	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Red Rock Resorts, Inc., Class A	37,900	1,727,861
Ruth’s Hospitality Group, Inc.	38,500	825,055
SeaWorld Entertainment, Inc.(a)	46,864	2,613,137
Six Flags Entertainment Corp.(a)	68,832	1,758,657
Texas Roadhouse, Inc.	42,662	4,603,230
Travel + Leisure Co.	21,600	787,752
Total		36,168,354
Household Durables 1.7%
Century Communities, Inc.	9,700	617,211
GoPro, Inc., Class A(a)	386,029	1,621,322
Green Brick Partners, Inc.(a)	13,000	622,310
Helen of Troy Ltd.(a)	20,061	1,931,473
Hooker Furnishings Corp.	53,898	800,385
KB Home	98,200	4,255,006
La-Z-Boy, Inc.	30,400	812,288
M/I Homes, Inc.(a)	9,508	671,930
Meritage Homes Corp.	7,458	860,131
Sonos, Inc.(a)	117,583	1,708,481
Taylor Morrison Home Corp., Class A(a)	85,780	3,639,646
Tri Pointe Homes, Inc.(a)	151,035	4,411,732
Universal Electronics, Inc.(a)	29,307	236,508
VOXX International Corp.(a)	12,406	120,090
Total		22,308,513
Leisure Products 0.2%
JAKKS Pacific, Inc.(a)	22,233	459,111
Johnson Outdoors, Inc., Class A	17,400	987,624
Latham Group, Inc.(a)	183,200	659,520
Solo Brands, Inc., Class A(a)	17,240	71,029
Vista Outdoor, Inc.(a)	37,900	1,009,277
Total		3,186,561
Specialty Retail 2.6%
1-800-Flowers.com, Inc., Class A(a)	107,567	873,444
Aaron’s Co., Inc. (The)	140,312	1,717,419
Abercrombie & Fitch Co., Class A(a)	101,676	3,155,006
American Eagle Outfitters, Inc.	74,700	759,699
Asbury Automotive Group, Inc.(a)	3,300	690,063
Barnes & Noble Education, Inc.(a)	23,297	32,383
Big 5 Sporting Goods Corp.	2,400	18,144
Common Stocks (continued)
Issuer	Shares	Value ($)
Boot Barn Holdings, Inc.(a)	13,200	892,584
Burlington Stores, Inc.(a)	2,653	399,171
Cato Corp. (The), Class A	51,700	416,702
Citi Trends, Inc.(a)	2,994	43,772
Duluth Holdings, Inc., Class B(a)	8,053	43,486
Floor & Decor Holdings, Inc., Class A(a)	20,951	1,913,036
Foot Locker, Inc.	20,500	519,060
Genesco, Inc.(a)	22,707	409,407
Group 1 Automotive, Inc.	17,700	3,956,127
Haverty Furniture Companies, Inc.	30,700	810,173
Hibbett, Inc.	58,400	2,103,568
Lands’ End, Inc.(a)	34,923	218,967
Lithia Motors, Inc., Class A	6,358	1,483,194
LL Flooring Holdings, Inc.(a)	156,700	705,150
MarineMax, Inc.(a)	34,300	973,091
National Vision Holdings, Inc.(a)	93,395	2,358,224
OneWater Marine, Inc., Class A(a)	29,300	814,247
Petco Health & Wellness Co., Inc.(a)	190,231	1,453,365
Signet Jewelers Ltd.	69,758	4,428,936
Sleep Number Corp.(a)	13,400	243,076
Sonic Automotive, Inc., Class A	26,800	1,110,592
Tilly’s, Inc.(a)	23,640	184,392
Upbound Group, Inc.	33,800	1,010,958
Urban Outfitters, Inc.(a)	15,300	471,546
Zumiez, Inc.(a)	14,700	236,229
Total		34,445,211
Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.	3,900	242,463
Crocs, Inc.(a)	19,600	2,200,688
Ermenegildo Zegna NV	42,302	481,397
G-III Apparel Group Ltd.(a)	130,795	2,103,183
Kontoor Brands, Inc.	7,100	278,036
Lakeland Industries, Inc.	32,300	353,685
Movado Group, Inc.	20,633	525,110
Steven Madden Ltd.	20,600	642,926
Unifi, Inc.(a)	29,966	216,055
Vera Bradley, Inc.(a)	54,353	258,177
Total		7,301,720
Total Consumer Discretionary		133,209,694

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.3%
Consumer Staples Distribution & Retail 0.7%
Andersons, Inc. (The)	47,088	1,836,903
Grocery Outlet Holding Corp.(a)	74,804	2,148,371
Natural Grocers by Vitamin Cottage, Inc.	23,400	258,570
Performance Food Group, Inc.(a)	30,055	1,661,741
The Chefs’ Warehouse(a)	91,500	2,846,565
Total		8,752,150
Food Products 0.6%
B&G Foods, Inc.	50,900	652,029
Freshpet, Inc.(a)	43,035	2,571,772
Hain Celestial Group, Inc. (The)(a)	27,695	338,156
Hostess Brands, Inc.(a)	52,700	1,311,176
TreeHouse Foods, Inc.(a)	69,600	3,295,560
Total		8,168,693
Household Products 0.3%
Central Garden & Pet Co.(a)	14,500	526,350
WD-40 Co.	17,025	3,228,791
Total		3,755,141
Personal Care Products 0.7%
BellRing Brands, Inc.(a)	43,600	1,596,632
Edgewell Personal Care Co.	69,925	2,723,579
elf Beauty, Inc.(a)	24,283	2,525,918
Herbalife Ltd.(a)	53,292	630,977
Medifast, Inc.	8,300	653,210
Nature’s Sunshine Products, Inc.(a)	6,077	67,941
Nu Skin Enterprises, Inc., Class A	18,700	623,271
Usana Health Sciences, Inc.(a)	10,200	618,834
Total		9,440,362
Tobacco 0.0%
Vector Group Ltd.	22,702	265,840
Total Consumer Staples		30,382,186
Energy 4.6%
Energy Equipment & Services 1.5%
Bristow Group, Inc.(a)	9,916	242,446
Cactus, Inc., Class A	87,232	2,754,786
ChampionX Corp.	29,500	745,170
Dril-Quip, Inc.(a)	47,700	1,066,095
Common Stocks (continued)
Issuer	Shares	Value ($)
Expro Group Holdings NV(a)	50,449	836,949
Forum Energy Technologies, Inc.(a)	26,700	569,511
Helix Energy Solutions Group, Inc.(a)	184,370	1,157,844
Helmerich & Payne, Inc.	25,000	772,000
Liberty Energy, Inc., Class A	60,600	711,444
National Energy Services Reunited Corp.(a)	151,800	455,400
Newpark Resources, Inc.(a)	177,700	614,842
NexTier Oilfield Solutions, Inc.(a)	102,600	773,604
Noble Corp PLC(a)	10,500	396,270
Oil States International, Inc.(a)	14,845	94,414
Precision Drilling Corp.(a)	18,300	769,881
ProPetro Holding Corp.(a)	131,600	877,772
Solaris Oilfield Infrastructure, Inc., Class A	90,100	660,433
TechnipFMC PLC(a)	220,490	2,897,239
Tidewater, Inc.(a)	17,800	797,618
Transocean Ltd.(a)	512,100	2,929,212
Total		20,122,930
Oil, Gas & Consumable Fuels 3.1%
Berry Corp.	169,500	1,067,850
California Resources Corp.	35,621	1,337,212
Centrus Energy Corp. Class A(a)	7,159	211,119
Chord Energy Corp.	20,107	2,876,105
Civitas Resources, Inc.	70,700	4,722,760
Crescent Energy Co., Class A	106,100	998,401
Denbury, Inc.(a)	7,500	676,275
DHT Holdings, Inc.	63,006	484,516
Dorian LPG Ltd.	56,621	1,306,813
Equitrans Midstream Corp.	186,600	1,591,698
Golar LNG Ltd.(a)	123,700	2,544,509
Kinetik Holdings, Inc.	25,500	829,515
Kosmos Energy Ltd.(a)	174,700	1,041,212
Matador Resources Co.	78,946	3,471,256
Murphy Oil Corp.	76,800	2,672,640
Northern Oil and Gas, Inc.	25,900	774,669
Par Pacific Holdings, Inc.(a)	40,400	861,328
Permian Resources Corp.	119,300	1,113,069
Ranger Oil Corp.	21,200	779,100
REX American Resources Corp.(a)	51,723	1,703,756
Scorpio Tankers, Inc.	49,613	2,270,787

4	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SM Energy Co.	49,813	1,309,584
Talos Energy, Inc.(a)	50,600	622,886
Teekay Tankers Ltd., Class A	37,597	1,358,379
Vertex Energy, Inc.(a)	119,700	774,459
Vital Energy, Inc.(a)	17,400	721,926
World Fuel Services Corp.	99,867	2,283,958
Total		40,405,782
Total Energy		60,528,712
Financials 16.8%
Banks 9.0%
1st Source Corp.	15,400	633,402
ACNB Corp.	10,900	321,005
Amalgamated Financial Corp.	11,630	165,379
Amerant Bancorp, Inc.	3,426	60,469
Ameris Bancorp	94,300	2,976,108
Associated Banc-Corp.	216,459	3,205,758
Atlantic Union Bankshares Corp.	108,000	2,760,480
Axos Financial, Inc.(a)	66,600	2,518,812
Banc of California, Inc.	47,591	508,748
Bancorp, Inc. (The)(a)	113,500	3,502,610
Bank of Marin Bancorp	13,500	218,295
BankUnited, Inc.	131,264	2,483,515
Bankwell Financial Group, Inc.	3,209	73,326
Baycom Corp.	23,667	383,642
BCB Bancorp, Inc.	29,110	308,857
Berkshire Hills Bancorp, Inc.	57,383	1,173,482
Bridgewater Bancshares, Inc.(a)	19,000	163,590
Brookline Bancorp, Inc.	62,400	512,928
Byline Bancorp, Inc.	18,969	336,131
Cadence Bank	32,450	582,802
Camden National Corp.	18,400	542,984
Capital Bancorp, Inc.	7,307	124,146
Capital City Bank Group, Inc.	9,628	289,514
Capitol Federal Financial, Inc.	116,900	699,062
Capstar Financial Holdings, Inc.	16,137	194,451
Carter Bankshares, Inc.(a)	11,773	165,999
Cathay General Bancorp	115,500	3,377,220
Central Pacific Financial Corp.	110,587	1,615,676
Central Valley Community Bancorp	18,600	268,398
Common Stocks (continued)
Issuer	Shares	Value ($)
Civista Bancshares, Inc.	19,700	295,106
CNB Financial Corp.	20,900	347,149
Columbia Banking System, Inc.	60,900	1,219,827
Community Bank System, Inc.	46,000	2,274,240
Community Financial Corp. (The)	4,100	107,297
Community Trust Bancorp, Inc.	36,289	1,222,939
ConnectOne Bancorp, Inc.	77,500	1,052,450
CrossFirst Bankshares, Inc.(a)	34,900	336,436
Customers Bancorp, Inc.(a)	139,042	3,200,747
Eagle Bancorp, Inc.	44,700	890,871
Eastern Bankshares, Inc.	28,253	306,545
Enterprise Financial Services Corp.	15,200	617,424
FB Financial Corp.	38,098	1,015,693
Financial Institutions, Inc.	26,325	413,566
First BanCorp	301,188	3,361,258
First Busey Corp.	44,900	839,630
First Business Financial Services, Inc.	9,780	261,811
First Financial Bankshares, Inc.	32,683	846,490
First Financial Corp.	25,474	826,377
First Foundation, Inc.	158,386	614,538
First Hawaiian, Inc.	67,100	1,106,479
First Internet Bancorp	42,359	520,168
First Merchants Corp.	23,631	625,040
First Mid Bancshares, Inc.	15,200	364,648
First of Long Island Corp. (The)	24,500	250,145
Five Star Bancorp	2,415	46,175
Flushing Financial Corp.	61,200	712,980
FNB Corp.	87,900	966,021
FS Bancorp, Inc.	10,740	305,016
Great Southern Bancorp, Inc.	15,478	752,695
Guaranty Bancshares, Inc.	6,392	154,303
Hancock Whitney Corp.	83,000	3,031,990
Hanmi Financial Corp.	97,909	1,409,890
HarborOne Bancorp, Inc.	46,157	378,487
Heartland Financial U.S.A., Inc.	11,550	318,664
Heritage Commerce Corp.	1,246	9,071
Hilltop Holdings, Inc.	34,200	1,009,584
Home Bancorp, Inc.	10,389	319,877
HomeStreet, Inc.	96,139	503,768

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
HomeTrust Bancshares, Inc.	12,929	253,279
Hope Bancorp, Inc.	110,900	889,418
Horizon Bancorp, Inc.	97,991	871,140
Independent Bank Corp.	30,900	1,363,926
Independent Bank Corp.	79,874	1,305,940
Investar Holding Corp.	15,700	172,700
Kearny Financial Corp.	89,300	609,919
Lakeland Bancorp, Inc.	75,900	987,459
Live Oak Bancshares, Inc.	24,179	523,234
Luther Burbank Corp.	41,400	356,040
Macatawa Bank Corp.	50,371	439,235
Mercantile Bank Corp.	25,089	653,067
Midland States Bancorp, Inc.	50,526	977,173
MidWestOne Financial Group, Inc.	16,100	303,968
National Bankshares, Inc.	11,100	301,587
NBT Bancorp, Inc.	17,031	571,390
New York Community Bancorp, Inc.	446,944	4,594,584
Northeast Bank	7,600	272,384
Northeast Community Bancorp, Inc.	25,700	342,067
Northfield Bancorp, Inc.	52,600	538,098
Northrim BanCorp, Inc.	8,200	310,862
OceanFirst Financial Corp.	95,075	1,350,065
OFG Bancorp	45,777	1,110,550
Old Second Bancorp, Inc.	23,123	273,776
Pacific Premier Bancorp, Inc.	26,400	497,112
PacWest Bancorp	61,400	396,030
Parke Bancorp, Inc.	10,300	165,418
Pathward Financial, Inc.	28,773	1,264,286
PCB Bancorp	23,900	336,751
Peapack-Gladstone Financial Corp.	17,106	451,427
Pinnacle Financial Partners, Inc.	16,428	799,222
Popular, Inc.	19,100	1,092,138
Preferred Bank	20,300	936,236
Premier Financial Corp.	65,600	914,464
Primis Financial Corp.	52,770	388,915
Provident Bancorp, Inc.	12,429	94,585
Provident Financial Services, Inc.	60,100	954,388
QCR Holdings, Inc.	17,460	670,813
RBB Bancorp	33,392	348,612
Common Stocks (continued)
Issuer	Shares	Value ($)
Renasant Corp.	86,100	2,248,932
Republic Bancorp, Inc.	8,500	358,190
Sandy Spring Bancorp, Inc.	49,100	1,028,154
Sierra Bancorp	29,960	479,060
Simmons First National Corp., Class A	73,600	1,197,472
SmartFinancial, Inc.	7,457	157,343
South Plains Financial, Inc.	7,664	169,834
South State Corp.	35,300	2,206,956
Southern First Bancshares, Inc.(a)	11,654	267,692
Southern Missouri Bancorp, Inc.	10,500	390,075
Territorial Bancorp, Inc.	12,700	136,398
Texas Capital Bancshares, Inc.(a)	90,355	4,273,791
Third Coast Bancshares, Inc.(a)	6,822	110,448
Towne Bank	21,000	488,040
Triumph Financial, Inc.(a)	29,500	1,531,640
TrustCo Bank Corp.	29,460	813,980
Trustmark Corp.	30,298	632,622
UMB Financial Corp.	66,869	3,787,460
Univest Corporation of Pennsylvania	34,116	604,877
Veritex Holdings, Inc.	14,058	242,782
Washington Federal, Inc.	40,544	1,054,549
Washington Trust Bancorp, Inc.	20,000	509,200
Western Alliance Bancorp	57,700	1,956,030
William Penn Bancorp	13,100	128,904
Wintrust Financial Corp.	14,400	915,408
WSFS Financial Corp.	67,600	2,260,544
Total		119,634,823
Capital Markets 1.5%
Artisan Partners Asset Management, Inc., Class A	25,000	800,000
Diamond Hill Investment Group, Inc.	3,300	523,941
Evercore, Inc., Class A	42,423	4,579,563
Federated Hermes, Inc., Class B	28,100	967,483
Focus Financial Partners, Inc., Class A(a)	14,706	766,036
GCM Grosvenor, Inc., Class A	12,547	86,574
Greenhill & Co., Inc.	45,634	660,780
Hamilton Lane, Inc., Class A	1,090	74,022
Houlihan Lokey, Inc., Class A	34,600	3,020,926
Janus Henderson Group PLC	40,200	1,056,456
Perella Weinberg Partners	137,139	1,073,798

6	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Silvercrest Asset Management Group, Inc., Class A	17,600	344,432
Stifel Financial Corp.	38,300	2,128,331
StoneX Group, Inc.(a)	16,489	1,323,902
Victory Capital Holdings, Inc., Class A	25,100	777,347
Virtu Financial, Inc. Class A	58,400	1,027,256
Virtus Investment Partners, Inc.	4,500	858,510
Total		20,069,357
Consumer Finance 1.2%
Bread Financial Holdings, Inc.	41,200	1,161,016
Enova International, Inc.(a)	56,153	2,612,237
Ezcorp, Inc., Class A(a)	119,480	996,463
Green Dot Corp., Class A(a)	39,539	720,796
LendingClub Corp.(a)	19,629	160,958
Navient Corp.	224,619	3,402,978
PROG Holdings, Inc.(a)	60,871	1,986,221
Regional Management Corp.	5,213	136,320
SLM Corp.	256,049	3,907,308
Total		15,084,297
Financial Services 1.6%
Cass Information Systems, Inc.	24,000	926,880
Enact Holdings, Inc.	22,600	550,084
Essent Group Ltd.	23,800	1,051,246
Euronet Worldwide, Inc.(a)	9,500	1,058,300
Flywire Corp.(a)	35,921	1,079,067
International Money Express, Inc.(a)	45,300	1,055,490
Jackson Financial, Inc., Class A	86,421	2,393,862
Merchants Bancorp	19,094	436,489
MGIC Investment Corp.	251,700	3,805,704
NMI Holdings, Inc., Class A(a)	43,500	1,094,025
Ocwen Financial Corp.(a)	3,703	97,204
Paysafe Ltd.(a)	59,617	575,900
Radian Group, Inc.	162,600	4,152,804
Remitly Global, Inc.(a)	149,283	2,737,850
Waterstone Financial, Inc.	48,391	654,246
Total		21,669,151
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc.(a)	9,808	136,625
American Equity Investment Life Holding Co.	133,035	5,248,231
AMERISAFE, Inc.	57,465	2,934,163
Argo Group International Holdings Ltd.	95,900	2,810,829
Assured Guaranty Ltd.	23,400	1,210,950
Axis Capital Holdings Ltd.	14,500	752,550
Brighthouse Financial, Inc.(a)	26,491	1,066,528
CNO Financial Group, Inc.	236,679	5,138,301
Donegal Group, Inc., Class A	9,551	137,343
Employers Holdings, Inc.	55,177	1,995,200
Enstar Group Ltd.(a)	5,738	1,350,611
Greenlight Capital Re Ltd., Class A(a)	13,700	131,657
Hanover Insurance Group, Inc. (The)	10,922	1,217,366
Horace Mann Educators Corp.	41,107	1,235,265
James River Group Holdings Ltd.	36,728	702,974
Kemper Corp.	25,700	1,112,296
Kinsale Capital Group, Inc.	4,289	1,299,481
Mercury General Corp.	61,073	1,832,801
National Western Life Group, Inc., Class A	2,600	969,904
Primerica, Inc.	2,400	436,848
ProAssurance Corp.	74,788	908,674
Reinsurance Group of America, Inc.	16,420	2,298,800
Safety Insurance Group, Inc.	9,000	655,380
Selectquote, Inc.(a)	344,800	551,680
SiriusPoint Ltd.(a)	140,528	1,308,316
Stewart Information Services Corp.	18,400	825,056
United Fire Group, Inc.	28,017	601,805
Universal Insurance Holdings, Inc.	37,187	533,634
White Mountains Insurance Group Ltd.	600	812,514
Total		40,215,782
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Apollo Commercial Real Estate Finance, Inc.	24,300	245,187
BrightSpire Capital, Inc.	42,900	253,968
Granite Point Mortgage Trust, Inc.	67,300	314,291
Great Ajax Corp.	53,261	292,936
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	68,700	1,616,511
MFA Financial, Inc.	37,425	395,956

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
New York Mortgage Trust, Inc.	64,075	626,013
Starwood Property Trust, Inc.	96,900	1,700,595
TPG RE Finance Trust, Inc.	50,600	320,298
Total		5,765,755
Total Financials		222,439,165
Health Care 13.9%
Biotechnology 5.2%
2seventy bio, Inc.(a)	71,849	855,722
89Bio, Inc.(a)	62,700	1,143,021
ACELYRIN, Inc.(a)	100,642	1,821,620
ADC Therapeutics SA(a)	87,562	205,771
Adicet Bio, Inc.(a)	18,472	101,227
Agios Pharmaceuticals, Inc.(a)	155,344	3,927,096
Alector, Inc.(a)	75,919	564,837
Allogene Therapeutics, Inc.(a)	99,497	522,359
Amicus Therapeutics, Inc.(a)	276,003	3,107,794
AnaptysBio, Inc.(a)	44,360	847,276
Anika Therapeutics, Inc.(a)	15,142	410,197
Apellis Pharmaceuticals, Inc.(a)	42,549	3,652,832
Arrowhead Pharmaceuticals, Inc.(a)	67,876	2,335,613
Atara Biotherapeutics, Inc.(a)	173,964	266,165
bluebird bio, Inc.(a)	247,341	828,592
Blueprint Medicines Corp.(a)	39,237	2,217,675
C4 Therapeutics, Inc.(a)	68,966	233,795
Century Therapeutics, Inc.(a)	18,400	58,512
Chimerix, Inc.(a)	71,146	98,181
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Coherus Biosciences, Inc.(a)	172,336	704,854
Deciphera Pharmaceuticals, Inc.(a)	41,255	556,943
Dyne Therapeutics, Inc.(a)	65,828	857,739
Emergent BioSolutions, Inc.(a)	198,759	1,695,414
Enanta Pharmaceuticals, Inc.(a)	22,069	518,180
EQRx, Inc.(a)	362,945	638,783
Exelixis, Inc.(a)	128,920	2,485,578
FibroGen, Inc.(a)	22,652	390,747
G1 Therapeutics, Inc.(a)	87,233	221,572
Halozyme Therapeutics, Inc.(a)	94,869	3,076,602
Heron Therapeutics, Inc.(a)	279,313	318,417
Ideaya Biosciences, Inc.(a)	40,736	930,410
Common Stocks (continued)
Issuer	Shares	Value ($)
Immunocore Holdings PLC, ADR(a)	9,600	529,728
Insmed, Inc.(a)	32,500	618,475
Iovance Biotherapeutics, Inc.(a)	135,763	1,186,569
Ironwood Pharmaceuticals, Inc.(a)	106,200	1,155,456
iTeos Therapeutics, Inc.(a)	45,887	747,040
IVERIC bio, Inc.(a)	37,300	1,408,075
Karuna Therapeutics, Inc.(a)	3,735	846,164
Kezar Life Sciences, Inc.(a)	22,762	63,278
Kodiak Sciences, Inc.(a)	21,052	124,838
MacroGenics, Inc.(a)	26,889	125,572
Natera, Inc.(a)	56,576	2,665,295
Nurix Therapeutics, Inc.(a)	39,237	397,078
Organogenesis Holdings, Inc.(a)	86,700	314,721
PMV Pharmaceuticals, Inc.(a)	80,295	429,578
Precigen, Inc.(a)	44,300	52,717
Protagonist Therapeutics, Inc.(a)	16,140	420,770
PTC Therapeutics, Inc.(a)	44,516	1,868,337
REGENXBIO, Inc.(a)	127,915	2,203,975
Relay Therapeutics, Inc.(a)	83,412	929,210
Revolution Medicines, Inc.(a)	73,193	1,824,702
Sage Therapeutics, Inc.(a)	64,069	3,171,416
Sutro Biopharma, Inc.(a)	125,581	563,859
Tango Therapeutics, Inc.(a)	51,259	138,399
Travere Therapeutics, Inc.(a)	85,281	1,525,677
Twist Bioscience Corp.(a)	101,666	1,540,240
Ultragenyx Pharmaceutical, Inc.(a)	42,158	2,080,919
Vanda Pharmaceuticals, Inc.(a)	266,519	1,585,788
Vericel Corp.(a)	132,499	4,255,868
Verve Therapeutics, Inc.(a)	45,242	700,346
Total		69,067,614
Health Care Equipment & Supplies 4.4%
Angiodynamics, Inc.(a)	68,031	643,573
Avanos Medical, Inc.(a)	6,899	169,026
Bioventus, Inc., Class A(a)	2,019	5,461
CONMED Corp.	33,753	4,094,239
Cue Health, Inc.(a)	30,345	23,108
Establishment Labs Holdings, Inc.(a)	18,765	1,210,718
Haemonetics Corp.(a)	42,000	3,553,200
Inari Medical, Inc.(a)	26,280	1,587,312

8	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inogen, Inc.(a)	42,021	442,481
iRhythm Technologies, Inc.(a)	29,388	3,358,167
LeMaitre Vascular, Inc.	108,411	6,812,547
Merit Medical Systems, Inc.(a)	137,757	11,351,177
Mesa Laboratories, Inc.	33,159	4,293,759
Neogen Corp.(a)	286,168	5,005,078
Omnicell, Inc.(a)	53,596	3,935,018
OraSure Technologies, Inc.(a)	168,584	847,978
Outset Medical, Inc.(a)	126,367	2,632,225
Shockwave Medical, Inc.(a)	18,223	5,012,965
Tactile Systems Technology, Inc.(a)	26,027	547,088
Varex Imaging Corp.(a)	56,600	1,247,464
ViewRay, Inc.(a)	121,906	67,170
Zimvie, Inc.(a)	94,275	940,864
Total		57,780,618
Health Care Providers & Services 0.8%
Acadia Healthcare Co., Inc.(a)	33,699	2,380,160
Accolade, Inc.(a)	171,349	2,063,042
Amedisys, Inc.(a)	22,637	1,718,828
Cano Health, Inc.(a)	410,100	557,736
National HealthCare Corp.	11,400	691,980
National Research Corp., Class A	42,768	1,920,283
Premier, Inc.	44,600	1,115,000
Select Medical Holdings Corp.	23,500	643,195
Tenet Healthcare Corp.(a)	3,447	245,426
Total		11,335,650
Health Care Technology 1.4%
American Well Corp., Class A(a)	186,355	411,844
Computer Programs & Systems, Inc.(a)	38,630	921,712
Definitive Healthcare Corp.(a)	255,350	2,487,109
Evolent Health, Inc., Class A(a)	127,237	3,707,686
Health Catalyst, Inc.(a)	184,941	2,082,436
HealthStream, Inc.	21,094	485,584
Simulations Plus, Inc.	128,369	5,672,626
Veradigm, Inc.(a)	222,301	2,618,706
Total		18,387,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.1%
Azenta, Inc.(a)	73,176	3,164,862
Personalis, Inc.(a)	111,405	200,529
Quanterix Corp.(a)	3,959	77,636
Repligen Corp.(a)	30,525	5,125,758
Seer, Inc.(a)	64,702	238,103
Stevanato Group SpA	233,700	6,288,867
Total		15,095,755
Pharmaceuticals 1.0%
Amylyx Pharmaceuticals, Inc.(a)	19,200	474,048
ANI Pharmaceuticals, Inc.(a)	10,101	455,959
Arvinas, Inc.(a)	49,782	1,086,741
Atea Pharmaceuticals, Inc.(a)	41,338	164,939
Intra-Cellular Therapies, Inc.(a)	50,416	2,993,702
Nektar Therapeutics(a)	489,934	284,211
NGM Biopharmaceuticals, Inc.(a)	77,911	236,070
Nuvation Bio, Inc.(a)	23,420	37,940
Phibro Animal Health Corp., Class A	42,300	562,590
Prestige Consumer Healthcare, Inc.(a)	37,100	2,123,233
Revance Therapeutics, Inc.(a)	98,683	3,015,753
Taro Pharmaceutical Industries Ltd.(a)	27,100	1,000,261
Tarsus Pharmaceuticals, Inc.(a)	15,875	265,906
Total		12,701,353
Total Health Care		184,368,693
Industrials 23.4%
Aerospace & Defense 1.7%
AerSale Corp.(a)	54,711	821,759
Axon Enterprise, Inc.(a)	26,296	5,072,761
Hexcel Corp.	48,050	3,314,970
Kaman Corp.	31,072	645,676
Mercury Systems, Inc.(a)	119,318	4,843,118
Moog, Inc., Class A	45,000	4,374,450
National Presto Industries, Inc.	10,700	797,578
Parsons Corp.(a)	48,900	2,185,341
V2X, Inc.(a)	25,500	1,051,875
Total		23,107,528

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.1%
Forward Air Corp.	8,300	807,341
Radiant Logistics, Inc.(a)	4,198	26,238
Total		833,579
Building Products 3.0%
AAON, Inc.	154,757	13,403,504
Advanced Drainage Systems, Inc.	20,346	1,968,882
AZZ, Inc.	29,500	1,029,845
Insteel Industries, Inc.	26,600	796,138
JELD-WEN Holding, Inc.(a)	165,836	2,170,793
PGT, Inc.(a)	15,200	378,024
Quanex Building Products Corp.	33,948	713,248
Resideo Technologies, Inc.(a)	151,307	2,425,451
Simpson Manufacturing Co., Inc.	99,195	11,723,857
Trex Company, Inc.(a)	83,125	4,268,469
UFP Industries, Inc.	3,794	296,311
Total		39,174,522
Commercial Services & Supplies 2.7%
ABM Industries, Inc.	86,100	3,802,176
ACCO Brands Corp.	155,300	751,652
ACV Auctions, Inc., Class A(a)	145,363	2,476,986
BrightView Holdings, Inc.(a)	32,234	212,744
Brink’s Co. (The)	12,000	798,360
Casella Waste Systems, Inc., Class A(a)	194,992	17,580,479
CoreCivic, Inc.(a)	196,956	1,697,761
Harsco Corp.(a)	129,104	1,092,220
Healthcare Services Group, Inc.	45,000	607,950
Interface, Inc.	95,300	660,429
Kimball International, Inc., Class B	56,000	688,800
MillerKnoll, Inc.	61,200	829,260
MSA Safety, Inc.	28,354	3,900,376
Steelcase, Inc., Class A	138,317	897,677
Total		35,996,870
Construction & Engineering 2.0%
API Group Corp.(a)	173,600	3,923,360
Argan, Inc.	9,862	398,918
Construction Partners, Inc., Class A(a)	260,556	7,209,585
EMCOR Group, Inc.	37,984	6,261,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Fluor Corp.(a)	42,500	1,128,800
Great Lakes Dredge & Dock Corp.(a)	10,071	63,850
MasTec, Inc.(a)	18,523	1,877,491
Matrix Service Co.(a)	26,784	144,901
Primoris Services Corp.	46,305	1,240,974
Sterling Infrastructure, Inc.(a)	9,200	423,844
Tutor Perini Corp.(a)	201,763	1,089,520
Valmont Industries, Inc.	12,006	3,148,814
Total		26,911,340
Electrical Equipment 1.2%
Bloom Energy Corp., Class A(a)	223,126	3,061,289
Encore Wire Corp.	21,288	3,484,207
EnerSys	7,900	768,433
GrafTech International Ltd.	200,100	858,429
NEXTracker, Inc., Class A(a)	52,445	2,006,021
Powell Industries, Inc.	19,293	1,109,347
Preformed Line Products Co.	1,800	276,678
Shoals Technologies Group, Inc., Class A(a)	124,702	2,929,250
Thermon(a)	31,100	713,434
Total		15,207,088
Ground Transportation 1.1%
ArcBest Corp.	66,958	5,609,741
Covenant Logistics Group, Inc., Class A	26,499	1,011,467
Heartland Express, Inc.	155,100	2,419,560
Lyft, Inc., Class A(a)	114,552	1,033,259
PAM Transportation Services, Inc.(a)	16,700	436,872
Saia, Inc.(a)	13,747	3,906,347
TuSimple Holdings, Inc., Class A(a)	79,791	161,178
Total		14,578,424
Machinery 4.4%
AGCO Corp.	13,073	1,441,690
Allison Transmission Holdings, Inc.	21,800	1,031,140
Astec Industries, Inc.	24,561	905,318
Barnes Group, Inc.	16,400	645,340
Blue Bird Corp.(a)	11,900	301,784
Chart Industries, Inc.(a)	15,989	1,754,473
Columbus McKinnon Corp.	18,800	685,824
Douglas Dynamics, Inc.	124,535	3,519,359

10	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Enerpac Tool Group Corp.	26,700	678,714
ESCO Technologies, Inc.	57,487	5,173,830
Flowserve Corp.	30,000	976,500
Gates Industrial Corp. PLC(a)	64,100	751,252
Greenbrier Companies, Inc. (The)	39,632	1,076,801
Helios Technologies, Inc.	92,086	4,553,653
Hillenbrand, Inc.	17,000	815,490
Hillman Solutions Corp.(a)	423,820	3,432,942
Hyster-Yale Materials Handling, Inc.	20,460	956,710
ITT, Inc.	35,989	2,740,922
John Bean Technologies Corp.	70,244	7,488,713
Manitowoc Co., Inc. (The)(a)	88,904	1,275,772
Miller Industries, Inc.	14,800	486,328
Mueller Industries, Inc.	8,700	646,062
Mueller Water Products, Inc., Class A	59,200	811,040
Omega Flex, Inc.	31,450	3,276,147
Oshkosh Corp.	11,587	855,468
Proterra, Inc.(a)	1,168	1,250
Proto Labs, Inc.(a)	76,013	2,338,160
RBC Bearings, Inc.(a)	33,102	6,563,796
REV Group, Inc.	31,466	319,065
Timken Co. (The)	14,300	1,023,165
Trinity Industries, Inc.	57,111	1,207,898
Wabash National Corp.	44,695	1,048,098
Total		58,782,704
Marine Transportation 0.2%
Matson, Inc.	9,700	662,801
Star Bulk Carriers Corp.	73,400	1,257,342
Total		1,920,143
Passenger Airlines 0.1%
JetBlue Airways Corp.(a)	176,600	1,206,178
Professional Services 3.7%
Alight, Inc., Class A(a)	341,300	2,887,398
Barrett Business Services, Inc.	10,503	882,252
BGSF, Inc.	15,300	141,219
Conduent, Inc.(a)	203,878	617,750
ExlService Holdings, Inc.(a)	31,351	4,732,120
Exponent, Inc.	119,941	10,953,012
Common Stocks (continued)
Issuer	Shares	Value ($)
Heidrick & Struggles International, Inc.	68,114	1,651,764
ICF International, Inc.	28,100	3,146,919
KBR, Inc.	115,864	6,838,293
Kelly Services, Inc., Class A	70,122	1,225,733
Kforce, Inc.	12,100	696,839
Korn/Ferry International	22,400	1,052,800
ManpowerGroup, Inc.	10,600	743,802
MAXIMUS, Inc.	8,300	671,968
Mistras Group, Inc.(a)	7,428	52,145
Paycor HCM, Inc.(a)	284,912	6,265,215
Resources Connection, Inc.	81,290	1,242,111
Science Applications International Corp.	29,000	2,822,570
TrueBlue, Inc.(a)	95,687	1,582,663
TTEC Holdings, Inc.	21,800	691,496
Verra Mobility Corp.(a)	37,500	661,125
Total		49,559,194
Trading Companies & Distributors 3.2%
Air Lease Corp.	53,522	2,034,906
Applied Industrial Technologies, Inc.	36,099	4,438,733
Beacon Roofing Supply, Inc.(a)	40,000	2,557,600
BlueLinx Holdings, Inc.(a)	9,700	797,534
Boise Cascade Co.	44,184	3,173,295
Core & Main, Inc., Class A(a)	106,000	2,834,440
DXP Enterprises, Inc.(a)	3,184	101,792
FTAI Aviation Ltd.	83,500	2,342,175
Global Industrial Co.	20,317	505,487
Herc Holdings Inc	26,800	2,718,056
NOW, Inc.(a)	78,121	694,496
Rush Enterprises, Inc., Class A	52,941	2,767,226
SiteOne Landscape Supply, Inc.(a)	65,976	9,097,431
Transcat, Inc.(a)	41,188	3,481,622
Univar, Inc.(a)	70,100	2,496,962
WESCO International, Inc.	19,058	2,618,188
Total		42,659,943
Total Industrials		309,937,513

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 15.5%
Communications Equipment 0.6%
Ciena Corp.(a)	23,126	1,080,909
Comtech Telecommunications Corp.	32,321	371,045
Digi International, Inc.(a)	88,525	3,182,474
Extreme Networks, Inc.(a)	127,800	2,632,680
InterDigital, Inc.	6,400	531,456
NETGEAR, Inc.(a)	26,945	378,038
Ribbon Communications, Inc.(a)	169,716	471,811
Total		8,648,413
Electronic Equipment, Instruments & Components 2.8%
Avnet, Inc.	25,700	1,126,688
Belden, Inc.	12,600	1,102,374
Benchmark Electronics, Inc.	41,014	968,341
Coherent Corp.(a)	68,400	2,528,064
Daktronics, Inc.(a)	38,385	241,442
ePlus, Inc.(a)	15,200	750,728
FARO Technologies, Inc.(a)	22,679	342,226
Insight Enterprises, Inc.(a)	7,600	1,027,672
IPG Photonics Corp.(a)	9,500	1,049,465
Itron, Inc.(a)	34,750	2,353,617
Kimball Electronics, Inc.(a)	35,600	882,880
Knowles Corp.(a)	84,800	1,524,704
Littelfuse, Inc.	6,350	1,625,854
nLight, Inc.(a)	39,565	572,110
Novanta, Inc.(a)	71,729	11,878,322
PC Connection, Inc.	6,100	274,317
Plexus Corp.(a)	12,376	1,122,256
Sanmina Corp.(a)	15,800	838,032
Scansource, Inc.(a)	33,454	962,137
TTM Technologies, Inc.(a)	62,700	858,990
Vishay Intertechnology, Inc.	150,500	3,879,890
Vontier Corp.	36,800	1,090,752
Total		37,000,861
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 0.2%
Brightcove, Inc.(a)	5,598	23,400
DigitalOcean Holdings, Inc.(a)	42,649	1,669,708
Globant SA(a)	7,176	1,319,020
Unisys Corp.(a)	97,370	382,664
Total		3,394,792
Semiconductors & Semiconductor Equipment 1.9%
ACM Research, Inc., Class A(a)	108,200	1,093,902
Allegro MicroSystems, Inc.(a)	52,495	2,064,628
Cirrus Logic, Inc.(a)	32,707	2,540,680
Credo Technology Group Holding Ltd.(a)	88,795	1,191,629
Diodes, Inc.(a)	33,600	3,018,624
Impinj, Inc.(a)	4,715	482,533
Maxeon Solar Technologies, Ltd.(a)	46,667	1,296,876
MaxLinear, Inc., Class A(a)	27,700	809,117
MKS Instruments, Inc.	15,935	1,550,635
Photronics, Inc.(a)	47,200	1,002,056
Power Integrations, Inc.	20,751	1,792,886
Rambus, Inc.(a)	94,314	6,032,324
Semtech Corp.(a)	48,500	1,054,390
Ultra Clean Holdings, Inc.(a)	38,100	1,306,068
Total		25,236,348
Software 9.3%
ACI Worldwide, Inc.(a)	43,000	980,830
Adeia, Inc.	118,061	1,158,178
Altair Engineering, Inc., Class A(a)	124,393	9,121,739
Blackline, Inc.(a)	118,298	6,159,777
Blend Labs, Inc., Class A(a)	188,913	186,816
Box, Inc., Class A(a)	98,228	2,767,083
Cerence, Inc.(a)	167,018	4,763,353
Clear Secure, Inc., Class A	62,390	1,541,657
Clearwater Analytics Holdings, Inc., Class A(a)	308,915	4,979,710
Confluent, Inc., Class A(a)	85,367	2,709,549
CyberArk Software Ltd.(a)	22,583	3,494,268
Descartes Systems Group, Inc. (The)(a)	151,610	11,724,001
Dropbox, Inc., Class A(a)	68,416	1,574,936
Ebix, Inc.	38,700	770,904
Elastic NV(a)	25,673	1,869,508

12	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Envestnet, Inc.(a)	52,161	2,729,585
Everbridge, Inc.(a)	38,292	919,774
EverCommerce, Inc.(a)	42,385	503,534
Five9, Inc.(a)	32,649	2,158,425
Gitlab, Inc., Class A(a)	19,254	711,628
HashiCorp, Inc., Class A(a)	95,219	3,269,821
Informatica, Inc., Class A(a)	28,656	506,065
Intelligent Systems Corp.(a)	11,900	286,314
Jamf Holding Corp.(a)	10,030	184,351
JFrog Ltd.(a)	58,491	1,424,841
LiveRamp Holdings, Inc.(a)	37,329	908,588
Model N, Inc.(a)	218,475	6,973,722
NCR Corp.(a)	33,500	793,950
New Relic, Inc.(a)	43,657	3,075,636
Nutanix, Inc., Class A(a)	99,842	2,957,320
ON24, Inc.	16,959	135,502
PowerSchool Holdings, Inc., Class A(a)	11,280	213,643
Progress Software Corp.	33,200	1,992,000
PROS Holdings, Inc.(a)	179,248	5,434,799
Q2 Holdings, Inc.(a)	107,115	3,119,189
SecureWorks Corp., Class A(a)	9,127	73,655
SentinelOne, Inc., Class A(a)	125,743	2,688,385
Smartsheet, Inc., Class A(a)	61,517	3,050,013
SolarWinds Corp.(a)	94,909	882,654
SPS Commerce, Inc.(a)	79,550	12,393,890
Telos Corp.(a)	211,800	679,878
Upland Software, Inc.(a)	89,824	252,405
Vertex, Inc.(a)	256,132	5,629,781
Workiva, Inc., Class A(a)	45,055	4,364,027
Xperi, Inc.(a)	60,025	710,096
Total		122,825,780
Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.(a)	39,735	953,640
Quantum Corp.(a)	42,013	46,214
Super Micro Computer, Inc.(a)	27,914	6,251,340
Xerox Holdings Corp.	139,851	1,967,704
Total		9,218,898
Total Information Technology		206,325,092
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.7%
Chemicals 1.8%
AdvanSix, Inc.	26,300	865,270
Alto Ingredients, Inc.(a)	97,500	195,975
Ashland, Inc.	14,200	1,205,296
Avient Corp.	71,300	2,602,450
Balchem Corp.	54,232	6,704,702
Cabot Corp.	53,200	3,643,136
Chase Corp.	5,800	682,080
Ecovyst, Inc.(a)	227,762	2,286,731
Hawkins, Inc.	7,000	328,580
HB Fuller Co.	24,700	1,554,618
Ingevity Corp.(a)	4,600	217,074
Koppers Holdings, Inc.	4,665	135,098
Minerals Technologies, Inc.	11,100	617,271
NewMarket Corp.	1,000	389,820
Rayonier Advanced Materials, Inc.(a)	116,966	397,684
Trinseo PLC	113,384	1,408,229
Valhi, Inc.	3,794	47,160
Total		23,281,174
Containers & Packaging 0.4%
Myers Industries, Inc.	38,500	719,950
O-I Glass, Inc.(a)	179,500	3,719,240
TriMas Corp.	26,500	670,715
Total		5,109,905
Metals & Mining 1.3%
Arconic Corp.(a)	22,700	656,257
ATI, Inc.(a)	55,800	1,929,564
Constellium SE(a)	34,500	514,050
Kaiser Aluminum Corp.	12,647	763,879
Materion Corp.	27,800	2,789,452
Olympic Steel, Inc.	26,532	1,109,568
Ryerson Holding Corp.	137,024	4,657,446
Schnitzer Steel Industries, Inc., Class A	38,948	1,071,460
SunCoke Energy, Inc.	81,675	554,573
Tredegar Corp.	85,900	603,877

Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Warrior Met Coal, Inc.	67,958	2,227,663
Worthington Industries, Inc.	6,200	348,006
Total		17,225,795
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	23,322	708,755
Louisiana-Pacific Corp.	16,800	983,136
Mercer International, Inc.	95,100	823,566
Sylvamo Corp.	17,823	702,583
Total		3,218,040
Total Materials		48,834,914
Real Estate 4.8%
Diversified REITs 0.2%
Armada Hoffler Properties, Inc.	37,275	411,516
CTO Realty Growth, Inc.	31,463	501,520
Empire State Realty Trust, Inc., Class A	195,700	1,207,469
Total		2,120,505
Hotel & Resort REITs 1.6%
Apple Hospitality REIT, Inc.	337,262	4,900,417
Braemar Hotels & Resorts, Inc.	172,000	703,480
Chatham Lodging Trust	40,311	378,520
Hersha Hospitality Trust	98,187	568,503
Park Hotels & Resorts, Inc.	77,500	1,002,850
Pebblebrook Hotel Trust	138,820	1,882,399
RLJ Lodging Trust	330,945	3,402,114
Ryman Hospitality Properties, Inc.	45,323	4,157,479
Sunstone Hotel Investors, Inc.	284,902	2,811,983
Xenia Hotels & Resorts, Inc.	159,552	1,858,781
Total		21,666,526
Industrial REITs 0.6%
First Industrial Realty Trust, Inc.	47,200	2,453,456
STAG Industrial, Inc.	67,600	2,352,480
Terreno Realty Corp.	58,433	3,583,696
Total		8,389,632
Office REITs 0.3%
Equity Commonwealth	161,953	3,311,939
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.1%
Cushman & Wakefield PLC(a)	106,900	847,717
Douglas Elliman, Inc.	101,600	295,656
FirstService Corp.	63,775	9,256,304
Forestar Group, Inc.(a)	20,837	423,616
Marcus & Millichap, Inc.	37,600	1,103,560
RE/MAX Holdings, Inc., Class A	57,000	1,065,330
RMR Group, Inc. (The), Class A	40,500	871,965
Seritage Growth Properties, Class A(a)	118,300	880,152
Total		14,744,300
Retail REITs 0.7%
Alexander’s, Inc.	4,500	738,720
Kite Realty Group Trust	167,200	3,250,368
NetSTREIT Corp.	74,600	1,301,770
Tanger Factory Outlet Centers, Inc.	189,700	3,864,189
Total		9,155,047
Specialized REITs 0.3%
CubeSmart	45,835	2,036,907
Rayonier, Inc.	79,400	2,328,008
Total		4,364,915
Total Real Estate		63,752,864
Utilities 2.6%
Electric Utilities 0.8%
Allete, Inc.	17,100	1,018,647
Hawaiian Electric Industries, Inc.	30,100	1,080,891
NRG Energy, Inc.	50,533	1,707,510
Otter Tail Corp.	13,600	1,009,256
PNM Resources, Inc.	23,800	1,092,896
Portland General Electric Co.	95,000	4,629,350
Total		10,538,550
Gas Utilities 1.2%
New Jersey Resources Corp.	80,700	3,909,915
Northwest Natural Holding Co.	43,622	1,862,659
ONE Gas, Inc.	100,025	8,096,024
Southwest Gas Holdings, Inc.	19,000	1,112,070
Spire, Inc.	16,000	1,033,120
Total		16,013,788

14	Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Small Cap Equity Strategies Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.4%
Clearway Energy, Inc., Class C	89,500	2,571,335
Sunnova Energy International, Inc.(a)	62,200	1,098,452
Vistra Corp.	82,246	1,971,437
Total		5,641,224
Multi-Utilities 0.2%
Avista Corp.	24,400	1,008,940
Black Hills Corp.	16,300	993,485
NorthWestern Corp.	17,800	1,007,302
Total		3,009,727
Total Utilities		35,203,289
Total Common Stocks (Cost $1,389,568,837)		1,305,534,265

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
Sector 0.5%
SPDR S&P Biotech ETF(a)	73,300	6,151,336
Total Exchange-Traded Equity Funds (Cost $6,096,753)		6,151,336

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 5.241%(e),(f)	10,138,074	10,133,005
Total Money Market Funds (Cost $10,133,408)		10,133,005
Total Investments in Securities (Cost: $1,405,798,998)		1,321,818,606
Other Assets & Liabilities, Net		4,243,285
Net Assets		1,326,061,891

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/2019	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	14,327,819	345,000,363	(349,194,901)	(276)	10,133,005	(1,222)	869,838	10,138,074
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Small Cap Equity Strategies Fund | Third Quarter Report 2023	15

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT102_08_N01_(07/23)